6. Goodwill and Indefinite-Lived Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Indefinite-lived Intangible Assets [Line Items]
Carrying value of indefinite-lived intangible asset	$ 9,243,128	$ 9,754,857	$ 9,243,128
Impairment of indefinite-lived intangible asset	0	0
OncoHist [Member]
Indefinite-lived Intangible Assets [Line Items]
Carrying value of indefinite-lived intangible asset	9,240,000	9,750,000
Impairment of indefinite-lived intangible asset	$ 0	$ 0